Share-based compensation (Details) - Schedule of valuation of the restricted founder shares - $ / shares		1 Months Ended	10 Months Ended
		Apr. 28, 2021	Dec. 31, 2021
Schedule of valuation of the restricted founder shares [Abstract]
Estimated fair value of Restricted Founder Shares on the grant date (USD) (in Shares)		49 [1]	49 [2]
Estimated fair value of Restricted Founder Shares on the resignation date of one of the co-founders (USD)	[3]	$ 336.39	$ 336.39
Purchase price (CHF)		$ 0.1	$ 0.1

[1]	The Company estimated the fair value of the Restricted Founder Shares with reference to the market-based transaction with the other Series A Preferred Shares Investors (refer Note 9 of the audited consolidated financial statements for the year ended December 31, 2021).
[2]	The Company estimated the fair value of the Restricted Founder Shares with reference to the market-based transaction with the other Series A Preferred Shares Investors (refer Note 9).
[3]	The Company estimated the fair value of the Restricted Founder Shares at co-founder’s resignation date by dividing the Company Enterprise Value (USD 360,000,000) as defined by the Business Combination Agreement by the Company’s fully diluted shares (1,070,196).